SUMMARY OF UNAUDITED PRO-FORMA INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Net sales	$ 4,188,152	$ 9,873,300	$ 9,491,770	$ 21,084,827	$ 34,424,314	$ 64,811,151
Gross profit	2,428,376	6,948,861	6,074,966	14,806,577	23,622,443	46,546,657
Loss before income taxes	(18,939,978)	(3,968,899)	(20,632,845)	(6,769,017)	(20,142,487)	(1,829,530)
Income tax benefit	(554,075)	(1,254,134)	(893,932)	(506,245)	(3,035,990)	(594,509)
Net loss	$ (18,385,903)	$ (2,714,765)	$ (19,738,913)	$ (6,262,772)	$ (17,106,497)	$ (1,235,021)
Basic and diluted loss per share	$ (0.07)	$ (0.01)	$ (0.07)	$ (0.03)	$ (0.08)	$ (0.01)
Pro Forma [Member]
Net sales					$ 34,424,314	$ 74,664,436
Gross profit					23,622,443	53,630,538
Loss from continuing operations					(20,142,487)	(1,988,501)
Loss before income taxes					(20,142,487)	(1,988,501)
Income tax benefit					(3,035,990)	(1,782,278)
Net loss					$ (17,106,497)	$ (206,223)
Basic and diluted loss per share					$ (0.08)	$ (0.00)